Putnam
Asia Pacific
Fund II

SEMIANNUAL REPORT ON PORTFOLIO AND PERFORMANCE

2-29-00


[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/29/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/00.



The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (94.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Hong Kong (28.8%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Cheung Kong Holdings                                                                   $      199,491
             22,000  China Telecom Ltd. (NON)                                                                      202,125
              5,000  Citic Pacific Ltd.                                                                             25,185
             70,000  Culturecom Holdings Ltd. (NON)                                                                 20,688
             58,000  e-New Media Co. Ltd. (NON)                                                                     20,495
              6,000  Hang Seng Bank Ltd.                                                                            54,161
             40,400  Hong Kong Telecommunications Ltd.                                                             134,713
             20,000  Hutchison Whampoa, Ltd.                                                                       313,532
             11,000  Johnson Electric Holdings Ltd.                                                                 72,440
             16,000  Li & Fung Ltd.                                                                                 62,295
             19,000  Pacific Century CyberWorks Ltd. (NON)                                                          54,078
             14,000  Sun Hung Kai Properties Ltd.                                                                  126,377
                                                                                                            --------------
                                                                                                                 1,285,580

India (17.4%)
--------------------------------------------------------------------------------------------------------------------------
                500  Cipla Ltd.                                                                                     12,898
                900  Global Tele-Systems Ltd.                                                                       43,039
              1,500  Himachal Futuristic Commun Ltd.                                                                60,382
                700  Hindustan Lever Ltd.                                                                           46,549
                400  Hughes Software Systems (NON)                                                                  29,642
              2,000  ICICI Ltd. ADR (NON)                                                                           74,000
                380  Infosys Technologies Ltd.                                                                      75,848
              1,600  ITC ltd. GDR                                                                                   36,400
              2,600  Mahindra & Mahindra GDR (NON)                                                                  33,280
                400  Pentamedia Graphics Ltd. GDR                                                                   23,700
              2,000  Reliance Industries GDS                                                                        39,500
                500  Satyam Computer Services Ltd.                                                                  57,900
                500  Satyam Infoway Ltd. ADR                                                                        47,375
                400  Software Solution                                                                              51,906
              1,300  Videsh Sanchar Nigam Ltd. GDR                                                                  47,775
                160  VisualSoft Ltd.                                                                                33,020
                 89  Wipro Corp. Ltd.                                                                               10,694
              1,800  Zee Telefilms Ltd. (NON)                                                                       53,957
                                                                                                            --------------
                                                                                                                   777,865

Indonesia (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  PT Astra International Inc.                                                                    19,865

Malaysia (4.3%)
--------------------------------------------------------------------------------------------------------------------------
              9,000  Commerce Asset-Holding Berhad                                                                  28,184
             23,000  Malaysian Resources Corp.                                                                      28,447
             26,000  Public Bank Berhad                                                                             28,737
              7,000  Resorts World Berhad                                                                           25,421
              8,000  Tanjong PLC                                                                                    20,105
              4,000  Telekom Malaysia                                                                               16,947
              4,000  Tenaga Nasional Berhad                                                                         13,263
              3,000  Unisem Berhad                                                                                  28,421
                                                                                                            --------------
                                                                                                                   189,525

Singapore (7.5%)
--------------------------------------------------------------------------------------------------------------------------
              4,000  City Developments Ltd.                                                                         16,243
              3,000  Datacraft Asia Ltd.                                                                            25,350
              5,815  DBS Group Holdings Ltd.                                                                        71,853
              8,000  JIT Holdings Ltd.                                                                              25,757
              6,250  Oversea-Chinese Banking Corp. Ltd.                                                             39,520
              4,000  Singapore Airlines                                                                             37,127
              1,600  Singapore Press Holdings Ltd.                                                                  30,630
              4,801  United Overseas Bank Ltd.                                                                      30,358
              4,000  Venture Manufacturing Ltd.                                                                     60,100
                                                                                                            --------------
                                                                                                                   336,938

South Korea (19.0%)
--------------------------------------------------------------------------------------------------------------------------
                275  Cheil Communications, Inc.                                                                     34,773
                100  Daum Communications Corp. (NON)                                                                16,270
                140  Digital Chosun Co. Ltd.                                                                        32,806
                400  Dreamline Corp.                                                                                52,878
                900  Hannsoft Inc. (NON)                                                                            32,311
                 70  Housing & Commercial Bank                                                                       1,247
              2,100  Kookmin Bank 144A                                                                              23,397
              2,000  Korea Electric Power Corp.                                                                     50,049
              1,800  LG Investment and Securities                                                                   32,151
                200  Locus Corp. (NON)                                                                              42,356
                500  Opicom Co. Ltd. (NON)                                                                          37,492
                210  Pohang Iron & Steel Company, Ltd.                                                              22,775
                350  Samsung Electronics 144A GDR                                                                   46,550
                640  Samsung Electronics Co.                                                                       144,876
                650  Samsung Securities Co. Ltd.                                                                    19,887
                400  Sansung Electro-Mechanics Co.                                                                  24,264
                230  Serome Technology, Inc.                                                                        29,083
              2,100  Shinhan Bank                                                                                   20,055
              3,424  SK Telecom Co., Ltd. ADR                                                                      153,866
              2,400  Will-Bes & Co. (The)                                                                           29,393
                                                                                                            --------------
                                                                                                                   846,479

Taiwan (14.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,750  Acer Inc.                                                                                      23,800
              5,535  Advanced Semiconductor Engineering Inc.                                                        18,522
              3,003  Asustek Computer, Inc. GDR                                                                     37,550
             21,000  Bank Sinopac                                                                                   14,466
                683  China Steel Corp. GDR 144A                                                                     10,920
             16,080  Chinatrust Commercial Bank                                                                     17,324
             10,000  Far Eastern Textile Ltd.                                                                       21,874
              9,000  Formosa Plastics Corp.                                                                         19,834
                500  GigaMedia Ltd. (NON)                                                                           35,031
              6,200  Hon Hai Precision Industry                                                                     57,891
             12,000  K Laser Technology, Inc.                                                                       35,651
              6,900  President Chain Store Corp.                                                                    30,186
              3,000  Synnex Technology Intl. Corp.                                                                  21,058
             17,700  Taishin Intl. Bank                                                                             11,904
             26,600  Taiwan Semiconductor Manufacturing Co.                                                        174,554
             24,400  United Microelectronics Corp.                                                                  89,618
             16,000  United World Chinese Commercial Bank Corp.                                                     20,268
                                                                                                            --------------
                                                                                                                   640,451

Thailand (2.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,300  Advanced Info Service Public Co., Ltd. (NON)                                                   20,210
              2,500  Bec World Public Co. Ltd.                                                                      18,776
             28,300  Big C Supercenter PLC (NON)                                                                    11,891
              2,000  Shin Corp. PLC (NON)                                                                           15,863
                950  Siam Cement Public Company Ltd. (The) (NON)                                                    17,164
              3,500  Siam City Cement Co. Ltd.                                                                      11,765
             14,000  TelecomAsia Corporation Public Co. Ltd. (NON)                                                  19,485
             12,000  Thai Farmers Bank Public Co. (NON)                                                             11,345
                                                                                                            --------------
                                                                                                                   126,499
                                                                                                            --------------
                     Total Common Stocks (cost $2,613,815)                                                  $    4,223,202

CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $12,215)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             15,800  Siam Commercial Bank Public Co. Ltd. 144A
                       $5.25 cv. pfd.                                                                       $        9,543

UNITS (0.7%) (a) (cost $44,789)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                200  Wipro Ltd. Structured Note (Issued by Goldman
                       Sachs Group Inc.) zero %, 2001 (India)                                               $       30,248
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,670,819) (b)                                                $    4,262,993
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,469,977.

  (b) The aggregate identified cost on a tax basis is $2,714,613, resulting in gross unrealized appreciation and depreciation of $1,671,558 and $123,178, respectively, or net unrealized appreciation of $1,548,380.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, GDR or GDS after the name of a foreign holding stands for American Depositary Receipts, Global Depositary
      Receipts and Global Depositary Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 29, 2000 (as a percentage of net assets):

          Electronics and electrical equipment     15.1%
          Computer services and software           12.8
          Insurance and finance                    12.3

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,670,819) (Note 1)                                                $4,262,993
-----------------------------------------------------------------------------------------------
Cash                                                                                    147,482
-----------------------------------------------------------------------------------------------
Foreign currency (cost $91,903)                                                          92,100
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                      1,077
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          202,388
-----------------------------------------------------------------------------------------------
Total assets                                                                          4,706,040

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        180,499
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,765
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  899
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               679
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   50,214
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       236,063
-----------------------------------------------------------------------------------------------
Net assets                                                                           $4,469,977

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,705,974
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (21,177)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                  220,572
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                 1,564,608
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $4,469,977

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,469,977 divided by 306,104 shares)                                                   $14.60
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.60)                                   $15.49
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,141)                                                $15,588
-----------------------------------------------------------------------------------------------
Interest                                                                                     61
-----------------------------------------------------------------------------------------------
Total investment income                                                                  15,649

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         18,011
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            2,792
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,159
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,029
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,095
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,157
-----------------------------------------------------------------------------------------------
Postage                                                                                      32
-----------------------------------------------------------------------------------------------
Other                                                                                        20
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (14,598)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           29,717
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (302)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             29,415
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (13,766)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (net of foreign tax of $14,202)
(Notes 1 and 3)                                                                         435,013
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (5,082)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                               774
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period
(net of deferred foreign tax of $28,058)                                                636,437
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,067,142
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,053,376
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         $  (13,766)     $    7,964
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           429,931         289,780
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            637,211       1,264,778
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  1,053,376       1,562,522
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                                   --          (7,964)
---------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                           --         (15,394)
---------------------------------------------------------------------------------------------------------------
From return of capital                                                                       --          (4,667)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       287,107         264,290
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          1,340,483       1,798,787

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   3,129,494       1,330,707
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
and distributions in excess of net investment income of
$21,177 and $7,411, respectively)                                                    $4,469,977      $3,129,494
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------------------------
                                                                              Six months
                                                                                 ended            Year        For the period
Per-share                                                                     February 29         ended       March 23, 1998+
operating performance                                                         (Unaudited)       August 31      to August 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  2000             1999             1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                             $10.90            $5.23            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)(b)                                                (.05)             .03              .06
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                        3.75             5.75            (3.33)
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                             3.70             5.78            (3.27)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                          --             (.03)              --
-------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                  --             (.06)              --
-------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                              --             (.02)              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                 --             (.11)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                   $14.60           $10.90            $5.23
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                           33.95*          111.52           (38.47)*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                  $4,470           $3,129           $1,331
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                                       .82*            1.65              .73*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)                                                      (.38)*            .35              .99*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                          142.94*          234.28           202.60*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.05, $.12 and $.07 per share for the periods ended February 29, 2000, August 31, 1999 and August 31, 1998,
    respectively (Note 2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long term capital appreciation by investing primarily in common stocks and other securities of companies located in Asia other than Japan.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At August 31, 1999, the fund had a capital loss carryover of approximately $142,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $302 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions of from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $5,124,903 and $5,046,971, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         42,901           $590,103
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    42,901            590,103
Shares
repurchased                                        (23,907)          (302,996)
-----------------------------------------------------------------------------
Net increase                                        18,994           $287,107
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         43,710           $359,791
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        3,792             28,025
-----------------------------------------------------------------------------
                                                    47,502            387,816

Shares
repurchased                                        (15,071)          (123,526)
-----------------------------------------------------------------------------
Net increase                                        32,431           $264,290
-----------------------------------------------------------------------------

At February 29, 2000, Putnam Investments, Inc. owned 264,222 shares of the fund (86.3% of shares outstanding), valued at $3,857,641.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Paul Warren
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Asia Pacific II Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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